UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03455

North Carolina Capital Management Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Government Portfolio Government Portfolio : NCCTX

This semi-annual shareholder report contains information about Government Portfolio for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-222-3232.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Portfolio	$ 7	0.14%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$23,788,220,491
Number of Holdings	466
What did the Fund invest in?
(as of December 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	62.4
8-30	12.9
31-60	11.3
61-90	7.8
91-180	7.7
>180	1.6

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 39.3
U.S. Government Agency - Debt - 33.7
Repurchase Agreements - 30.7
Net Other Assets (Liabilities) - (3.7)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915152.101    47-TSRS-0226

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Government Portfolio

Semi-Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-222-3232 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.nccmt.fidelity.com.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Government Portfolio
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 30.7%
	Maturity Amount ($)	Value ($)
Investments in repurchase agreements in a joint trading account at 3.82%, dated 12/31/2025 due 1/2/2026 (Collateralized by U.S. Treasury Obligations)#	213,976,434	213,931,000
Repurchase Agreements*	7,102,222,298	7,098,615,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,312,546,000)		7,312,546,000

U.S. Government Agency - Debt - 33.7%
	Yield (%) (b)	Principal Amount (a)	Value ($)
Fannie Mae Discount Notes 0% 1/30/2026	3.85	15,000,000	14,953,841
Fannie Mae U.S. SOFR Index + 0.1%, 3.81% 6/18/2026 (c)(d)	3.81	35,000,000	35,000,000
Fannie Mae U.S. SOFR Index + 0.135%, 3.845% 8/21/2026 (c)(d)	3.84 to 3.85	7,000,000	7,000,741
Fannie Mae U.S. SOFR Index + 0.14%, 3.85% 10/23/2026 (c)(d)	3.85	31,000,000	31,000,000
Fannie Mae U.S. SOFR Index + 0.14%, 3.85% 9/11/2026 (c)(d)	3.85	55,000,000	55,000,000
Federal Farm Credit Banks Funding Corp 0% 1/2/2026	3.50	375,000,000	374,963,542
Federal Farm Credit Banks Funding Corp 4.75% 3/9/2026	4.20	2,000,000	2,001,946
Federal Farm Credit Banks Funding Corp 4.75% 7/8/2026	3.63	1,000,000	1,005,687
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 3.715% 4/2/2026 (c)(d)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 3.715% 6/23/2026 (c)(d)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 3.72% 4/2/2026 (c)(d)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 3.725% 3/27/2026 (c)(d)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.73% 1/13/2026 (c)(d)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.73% 3/26/2026 (c)(d)	3.73	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.73% 4/30/2026 (c)(d)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.73% 5/7/2026 (c)(d)	3.73	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 3.735% 3/2/2026 (c)(d)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 3.735% 6/5/2026 (c)(d)	3.74	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.74% 12/8/2026 (c)(d)	3.74	3,000,000	2,999,721
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.74% 7/28/2026 (c)(d)	3.74	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.735% 1/6/2027 (c)(d)	3.74	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 10/20/2026 (c)(d)	3.75	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 2/11/2026 (c)(d)	3.75	5,000,000	4,999,762
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 2/16/2027 (c)(d)	3.75	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 4/28/2026 (c)(d)	3.75	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 5/28/2026 (c)(d)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 6/2/2026 (c)(d)	3.75	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 6/4/2026 (c)(d)	3.75	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 6/9/2026 (c)(d)	3.75	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.75% 7/14/2026 (c)(d)	3.75	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.755% 10/2/2026 (c)(d)	3.76	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.755% 10/27/2026 (c)(d)	3.76	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.755% 4/19/2027 (c)(d)	3.76	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.76% 10/2/2026 (c)(d)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.76% 5/14/2026 (c)(d)	3.76	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.76% 8/18/2026 (c)(d)	3.76	1,000,000	999,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.76% 8/28/2026 (c)(d)	3.76	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.765% 2/13/2026 (c)(d)	3.76	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.765% 6/23/2027 (c)(d)	3.76	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.765% 7/30/2026 (c)(d)	3.76	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.765% 9/17/2026 (c)(d)	3.76	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.76% 8/6/2027 (c)(d)	3.76	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.77% 10/5/2026 (c)(d)	3.77	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.77% 11/18/2026 (c)(d)	3.77	12,000,000	12,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.77% 9/22/2026 (c)(d)	3.77	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.77% 9/4/2026 (c)(d)	3.77	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.77% 9/4/2026 (c)(d)	3.77	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 11/13/2026 (c)(d)	3.77	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 3/23/2026 (c)(d)	3.77	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 3/5/2027 (c)(d)	3.77	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 6/22/2027 (c)(d)	3.77	12,000,000	12,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 7/9/2027 (c)(d)	3.77	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 9/10/2026 (c)(d)	3.77	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.775% 9/18/2026 (c)(d)	3.77	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.77% 11/5/2027 (c)(d)	3.77	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.78% 10/21/2026 (c)(d)	3.78	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.78% 5/28/2026 (c)(d)	3.78	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.78% 8/12/2026 (c)(d)	3.78	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.78% 9/9/2026 (c)(d)	3.78	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.785% 4/1/2027 (c)(d)	3.79	4,000,000	3,999,751
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.78% 1/5/2028 (c)(d)(e)	3.78	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 1/28/2026 (c)(d)	3.79	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 1/8/2026 (c)(d)	3.79	6,000,000	5,999,985
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 10/8/2027 (c)(d)	3.79	8,000,000	8,002,053
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 11/16/2026 (c)(d)	3.79	1,000,000	999,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 11/23/2027 (c)(d)	3.79	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 12/22/2026 (c)(d)	3.79	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 12/22/2027 (c)(d)	3.79	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 12/29/2027 (c)(d)	3.79	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 2/10/2026 (c)(d)	3.79	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 2/17/2026 (c)(d)	3.79	4,000,000	4,000,088
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 3/11/2027 (c)(d)	3.79	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 3/11/2027 (c)(d)	3.79	2,000,000	1,999,490
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 3/4/2026 (c)(d)	3.79	182,000,000	182,012,191
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.79% 4/9/2027 (c)(d)	3.79	15,000,000	14,994,429
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.795% 12/29/2026 (c)(d)	3.80	3,000,000	2,999,831
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.795% 3/20/2026 (c)(d)	3.80	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.795% 3/25/2027 (c)(d)	3.80	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.795% 4/8/2027 (c)(d)	3.80	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 1/12/2027 (c)(d)	3.80	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 1/19/2027 (c)(d)	3.80	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 1/23/2026 (c)(d)	3.80	5,000,000	5,000,184
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 12/17/2027 (c)(d)	3.80	12,000,000	12,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 12/24/2026 (c)(d)	3.80	12,000,000	12,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 2/12/2026 (c)(d)	3.80	13,000,000	13,000,852
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 2/19/2027 (c)(d)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 2/2/2026 (c)(d)	3.80	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 2/9/2026 (c)(d)	3.80	3,450,000	3,450,025
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 5/12/2027 (c)(d)	3.80	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 5/14/2026 (c)(d)	3.80	12,000,000	12,001,774
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 5/21/2026 (c)(d)	3.80	5,000,000	5,000,480
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 5/28/2026 (c)(d)	3.80	17,000,000	17,003,368
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.8% 7/28/2026 (c)(d)	3.80	2,000,000	2,000,260
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.805% 12/10/2027 (c)(d)	3.80	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.805% 2/25/2027 (c)(d)	3.80	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.805% 5/24/2027 (c)(d)	3.80	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.805% 5/5/2026 (c)(d)	3.81	8,000,000	7,999,870
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.805% 6/17/2027 (c)(d)	3.81	4,000,000	3,998,814
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.805% 6/3/2026 (c)(d)	3.80	4,000,000	4,000,538
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 1/12/2027 (c)(d)	3.81	8,000,000	8,000,265
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 1/15/2026 (c)(d)	3.81	40,000,000	40,001,158
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 2/25/2026 (c)(d)	3.81	22,000,000	22,001,246
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 4/15/2026 (c)(d)	3.81	6,000,000	5,999,998
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 4/6/2027 (c)(d)	3.81	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 4/8/2026 (c)(d)	3.81	8,000,000	8,001,294
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 5/27/2027 (c)(d)	3.81	8,000,000	7,999,095
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 6/18/2026 (c)(d)	3.81	13,000,000	13,001,428
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 6/23/2027 (c)(d)	3.81	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 6/24/2026 (c)(d)	3.81	12,000,000	12,001,473
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 6/29/2027 (c)(d)	3.81	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 7/1/2026 (c)(d)	3.81	3,000,000	3,000,537
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 7/9/2027 (c)(d)	3.81	2,000,000	1,999,403
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.81% 8/13/2027 (c)(d)	3.81	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.815% 1/8/2026 (c)(d)	3.81	8,000,000	8,000,003
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.815% 12/2/2027 (c)(d)	3.81	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.815% 2/23/2026 (c)(d)	3.81	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.815% 3/18/2026 (c)(d)	3.81	13,000,000	13,000,061
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.815% 4/16/2027 (c)(d)	3.81	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.815% 4/21/2027 (c)(d)	3.82	2,000,000	1,999,948
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.815% 5/14/2027 (c)(d)	3.82	5,000,000	4,999,553
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 11/19/2027 (c)(d)	3.82	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 3/11/2026 (c)(d)	3.82	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 4/16/2026 (c)(d)	3.82	2,000,000	2,000,055
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 4/21/2026 (c)(d)	3.82	5,000,000	5,000,081
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 5/13/2027 (c)(d)	3.82	7,000,000	6,999,871
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 7/21/2027 (c)(d)	3.82	9,000,000	8,998,423
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.82% 8/5/2027 (c)(d)	3.82	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 10/16/2026 (c)(d)	3.83	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 11/12/2027 (c)(d)	3.83	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 11/26/2027 (c)(d)	3.83	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 11/26/2027 (c)(d)	3.83	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 2/10/2027 (c)(d)	3.82	8,000,000	8,001,448
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 5/6/2027 (c)(d)	3.82 to 3.83	13,000,000	13,000,428
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.825% 7/8/2026 (c)(d)	3.83	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.83% 2/18/2027 (c)(d)	3.83	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.83% 5/28/2027 (c)(d)	3.83	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.83% 5/8/2026 (c)(d)	3.83	6,000,000	6,000,060
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.83% 6/9/2027 (c)(d)	3.83	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.83% 7/10/2026 (c)(d)	3.83	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.83% 7/15/2026 (c)(d)	3.83	37,000,000	37,000,513
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.83% 7/23/2026 (c)(d)	3.83	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 10/6/2026 (c)(d)	3.84	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 11/3/2027 (c)(d)	3.84	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 3/23/2027 (c)(d)	3.84	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 3/5/2026 (c)(d)	3.83	3,000,000	3,000,067
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 4/29/2027 (c)(d)	3.83 to 3.84	27,000,000	27,004,150
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 7/16/2026 (c)(d)	3.83	1,000,000	1,000,002
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 7/21/2026 (c)(d)	3.84	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 8/18/2027 (c)(d)	3.84	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 8/27/2026 (c)(d)	3.84	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.835% 9/8/2026 (c)(d)	3.84	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 1/27/2027 (c)(d)	3.84	10,000,000	10,001,524
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 10/15/2027 (c)(d)	3.84	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 10/22/2027 (c)(d)	3.84	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 11/10/2027 (c)(d)	3.84	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 2/20/2026 (c)(d)	3.84	4,000,000	4,000,235
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 2/3/2027 (c)(d)	3.84	5,000,000	5,000,587
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 4/23/2027 (c)(d)	3.84	9,000,000	9,002,633
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 5/5/2027 (c)(d)	3.84	15,000,000	15,000,122
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 6/24/2026 (c)(d)	3.84	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 6/26/2026 (c)(d)	3.84	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 7/2/2026 (c)(d)	3.84	14,000,000	14,000,259
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 7/29/2026 (c)(d)	3.84	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 7/29/2027 (c)(d)	3.84	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 8/12/2026 (c)(d)	3.84	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 8/28/2026 (c)(d)	3.84	44,000,000	44,006,568
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.84% 8/6/2026 (c)(d)	3.84	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 1/8/2027 (c)(d)	3.85	7,000,000	6,999,969
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 10/1/2027 (c)(d)	3.85	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 10/15/2026 (c)(d)	3.84	7,000,000	7,003,652
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 11/18/2026 (c)(d)	3.84 to 3.85	19,000,000	19,008,722
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 11/23/2026 (c)(d)	3.85	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 12/18/2026 (c)(d)	3.84	6,000,000	6,001,015
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 2/10/2027 (c)(d)	3.85	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 8/19/2026 (c)(d)	3.85	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.845% 9/15/2027 (c)(d)	3.85	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 10/23/2026 (c)(d)	3.85	60,982,000	60,990,733
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 10/29/2027 (c)(d)	3.85	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 10/9/2026 (c)(d)	3.85	101,000,000	101,013,302
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 11/25/2026 (c)(d)	3.85	8,000,000	8,001,161
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 11/4/2026 (c)(d)	3.85	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 12/2/2026 (c)(d)	3.85	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 12/30/2026 (c)(d)	3.85	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 8/12/2027 (c)(d)	3.85	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 8/26/2026 (c)(d)	3.85	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 9/3/2026 (c)(d)	3.85	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 9/4/2026 (c)(d)	3.85	8,687,000	8,687,428
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.85% 9/9/2026 (c)(d)	3.85	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.855% 1/12/2026 (c)(d)	3.85	23,000,000	23,000,125
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.855% 1/21/2027 (c)(d)	3.85	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.855% 1/8/2027 (c)(d)	3.85	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.855% 12/16/2026 (c)(d)	3.85	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.86% 10/1/2027 (c)(d)	3.86	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.86% 10/14/2027 (c)(d)	3.86	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.86% 10/22/2027 (c)(d)	3.86	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.86% 12/23/2026 (c)(d)	3.86	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.86% 12/4/2026 (c)(d)	3.86	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.86% 9/10/2027 (c)(d)	3.86	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 3.865% 9/24/2027 (c)(d)	3.86	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 3.895% 5/10/2027 (c)(d)	3.89	1,000,000	1,001,094
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.23%, 3.94% 6/28/2027 (c)(d)	3.93	5,000,000	5,007,802
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 3.95% 7/19/2027 (c)(d)	3.94	3,000,000	3,005,046
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.255%, 3.965% 9/13/2027 (c)(d)	3.96	6,000,000	6,011,759
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 3.98% 11/24/2026 (c)(d)	3.97	6,000,000	6,010,887
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 3.99% 11/20/2026 (c)(d)	3.98	46,000,000	46,059,861
Federal Home Loan Bank 3.55% 6/24/2026	3.62	12,000,000	11,995,784
Federal Home Loan Bank 3.61% 6/22/2026	3.64	12,000,000	11,998,304
Federal Home Loan Bank 3.61% 6/24/2026	3.62	42,000,000	41,997,502
Federal Home Loan Bank 3.84% 3/9/2026	3.86	6,000,000	5,999,832
Federal Home Loan Bank 3.85% 3/6/2026	3.86	40,000,000	39,999,607
Federal Home Loan Bank 3.85% 3/6/2026	3.86	5,000,000	4,999,951
Federal Home Loan Bank 3.85% 3/9/2026	3.85	11,000,000	10,999,954
Federal Home Loan Bank 4.16% 6/9/2026	4.16	44,000,000	44,000,000
Federal Home Loan Bank 4.75% 6/12/2026	3.64	2,000,000	2,009,677
Federal Home Loan Bank Discount Notes 0% 1/14/2026	3.87 to 3.90	40,000,000	39,944,364
Federal Home Loan Bank Discount Notes 0% 1/16/2026	3.89 to 4.06	58,000,000	57,904,942
Federal Home Loan Bank Discount Notes 0% 1/2/2026	3.50 to 4.03	1,554,500,000	1,554,348,522
Federal Home Loan Bank Discount Notes 0% 1/21/2026	3.86 to 3.90	59,000,000	58,874,689
Federal Home Loan Bank Discount Notes 0% 1/23/2026	3.66	4,000,000	3,991,078
Federal Home Loan Bank Discount Notes 0% 1/26/2026	3.87	25,000,000	24,933,681
Federal Home Loan Bank Discount Notes 0% 1/28/2026	3.81	26,000,000	25,926,485
Federal Home Loan Bank Discount Notes 0% 1/30/2026	3.86 to 4.05	58,000,000	57,820,113
Federal Home Loan Bank Discount Notes 0% 1/7/2026	3.90 to 3.96	23,000,000	22,985,109
Federal Home Loan Bank Discount Notes 0% 1/9/2026	3.91 to 3.92	28,000,000	27,975,890
Federal Home Loan Bank Discount Notes 0% 2/11/2026	3.66 to 3.84	58,000,000	57,752,087
Federal Home Loan Bank Discount Notes 0% 2/18/2026	3.84 to 4.05	34,000,000	33,827,080
Federal Home Loan Bank Discount Notes 0% 2/20/2026	3.66 to 4.07	31,000,000	30,834,979
Federal Home Loan Bank Discount Notes 0% 2/24/2026	3.82	14,000,000	13,921,145
Federal Home Loan Bank Discount Notes 0% 2/25/2026	3.78 to 4.01	54,000,000	53,684,023
Federal Home Loan Bank Discount Notes 0% 2/26/2026	3.82	23,000,000	22,865,654
Federal Home Loan Bank Discount Notes 0% 2/27/2026	3.84	17,000,000	16,897,851
Federal Home Loan Bank Discount Notes 0% 2/4/2026	3.85 to 3.86	115,000,000	114,585,861
Federal Home Loan Bank Discount Notes 0% 2/6/2026	3.66 to 3.86	72,000,000	71,729,780
Federal Home Loan Bank Discount Notes 0% 3/11/2026	3.71 to 3.84	49,000,000	48,650,584
Federal Home Loan Bank Discount Notes 0% 3/13/2026	3.65 to 3.81	47,000,000	46,654,822
Federal Home Loan Bank Discount Notes 0% 3/18/2026	3.65 to 3.81	58,000,000	57,544,946
Federal Home Loan Bank Discount Notes 0% 3/20/2026	3.65 to 3.81	31,000,000	30,749,928
Federal Home Loan Bank Discount Notes 0% 3/24/2026	3.79	3,000,000	2,974,614
Federal Home Loan Bank Discount Notes 0% 3/25/2026	3.65 to 3.81	26,000,000	25,779,554
Federal Home Loan Bank Discount Notes 0% 3/27/2026	3.65	1,000,000	991,453
Federal Home Loan Bank Discount Notes 0% 3/31/2026	3.77	12,000,000	11,890,233
Federal Home Loan Bank Discount Notes 0% 3/4/2026	3.98	3,000,000	2,979,835
Federal Home Loan Bank Discount Notes 0% 3/6/2026	3.80	18,000,000	17,879,872
Federal Home Loan Bank Discount Notes 0% 4/10/2026	3.65 to 3.80	16,000,000	15,839,070
Federal Home Loan Bank Discount Notes 0% 4/2/2026	3.78	12,000,000	11,887,767
Federal Home Loan Bank Discount Notes 0% 4/22/2026	3.64	24,000,000	23,733,600
Federal Home Loan Bank Discount Notes 0% 4/24/2026	3.64	1,000,000	988,700
Federal Home Loan Bank Discount Notes 0% 4/8/2026	3.71 to 3.79	13,000,000	12,870,944
Federal Home Loan Bank Discount Notes 0% 5/1/2026	3.79	17,000,000	16,789,200
Federal Home Loan Bank Discount Notes 0% 6/10/2026	3.58 to 3.70	20,000,000	19,680,978
Federal Home Loan Bank Discount Notes 0% 6/12/2026	3.58	2,000,000	1,968,320
Federal Home Loan Bank Discount Notes 0% 6/17/2026	3.58	13,000,000	12,788,086
Federal Home Loan Bank Discount Notes 0% 6/22/2026	3.58	30,000,000	29,496,422
Federal Home Loan Bank Discount Notes 0% 6/26/2026	3.59	9,000,000	8,844,680
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/12/2026 (c)(d)	3.71	52,000,000	52,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/15/2026 (c)(d)	3.71	60,000,000	60,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/20/2026 (c)(d)	3.71	37,000,000	37,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/20/2026 (c)(d)	3.71	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 1/9/2026 (c)(d)	3.71	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 5/11/2026 (c)(d)	3.71	237,000,000	237,000,001
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 5/15/2026 (c)(d)	3.71	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 5/18/2026 (c)(d)	3.71	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 5/19/2026 (c)(d)	3.71	17,000,000	17,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.715% 5/22/2026 (c)(d)	3.71	17,000,000	17,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 1/26/2026 (c)(d)	3.72	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 2/18/2026 (c)(d)	3.72	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 5/7/2026 (c)(d)	3.72	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/10/2026 (c)(d)	3.72	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/15/2026 (c)(d)	3.72	44,000,000	44,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/15/2026 (c)(d)	3.72	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/15/2026 (c)(d)	3.72	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/15/2026 (c)(d)	3.72	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/5/2026 (c)(d)	3.72	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/8/2026 (c)(d)	3.72	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.72% 6/9/2026 (c)(d)	3.72	29,000,000	29,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.725% 1/29/2026 (c)(d)	3.72	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.725% 2/2/2026 (c)(d)	3.72	48,000,000	48,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.725% 5/11/2026 (c)(d)	3.72	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.725% 7/15/2026 (c)(d)	3.72	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.73% 2/23/2026 (c)(d)	3.73	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.73% 3/2/2026 (c)(d)	3.73	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.73% 5/26/2026 (c)(d)	3.73	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.73% 5/28/2026 (c)(d)	3.73	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.73% 7/10/2026 (c)(d)	3.73	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.73% 7/30/2026 (c)(d)	3.73	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 1/5/2026 (c)(d)	3.74	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 2/17/2026 (c)(d)	3.73	215,000,000	215,001,163
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 6/2/2026 (c)(d)	3.74	46,000,000	46,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 6/22/2026 (c)(d)	3.74	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 6/24/2026 (c)(d)	3.74	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 9/24/2026 (c)(d)	3.74	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.735% 9/4/2026 (c)(d)	3.74	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.74% 6/29/2026 (c)(d)	3.74	35,000,000	35,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.74% 6/29/2026 (c)(d)	3.74	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.74% 7/21/2026 (c)(d)	3.74	47,000,000	47,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.74% 7/23/2026 (c)(d)	3.74	23,000,000	23,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 12/9/2026 (c)(d)	3.75	17,000,000	17,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 3/24/2026 (c)(d)	3.75	18,000,000	18,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 3/24/2026 (c)(d)	3.75	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 3/26/2026 (c)(d)	3.75	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 3/27/2026 (c)(d)	3.75	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.745% 3/30/2026 (c)(d)	3.75	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.75% 10/14/2026 (c)(d)	3.75	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.75% 4/20/2026 (c)(d)	3.75	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.75% 4/21/2026 (c)(d)	3.75	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.75% 4/23/2026 (c)(d)	3.75	18,000,000	18,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.75% 4/29/2026 (c)(d)	3.75	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.75% 4/30/2026 (c)(d)	3.75	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.75% 5/22/2026 (c)(d)	3.75	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.77% 2/12/2027 (c)(d)	3.77	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.77% 2/5/2027 (c)(d)	3.77	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.775% 8/10/2026 (c)(d)	3.77	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.775% 8/12/2026 (c)(d)	3.77	31,000,000	31,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.775% 9/11/2026 (c)(d)	3.77	2,000,000	2,000,550
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.785% 11/18/2026 (c)(d)	3.79	18,000,000	18,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.785% 11/27/2026 (c)(d)	3.79	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 1/4/2028 (c)(d)	3.78	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 11/13/2026 (c)(d)	3.79	5,000,000	5,000,373
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 12/11/2026 (c)(d)	3.79	17,000,000	17,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 12/23/2027 (c)(d)	3.79	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 12/29/2027 (c)(d)	3.79	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 12/30/2027 (c)(d)	3.79	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 12/8/2026 (c)(d)	3.79	8,000,000	8,000,735
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.79% 2/27/2026 (c)(d)	3.79	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 1/12/2026 (c)(d)	3.80	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 1/16/2026 (c)(d)	3.80	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 12/8/2027 (c)(d)	3.80	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 12/9/2027 (c)(d)	3.80	30,000,000	30,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 2/2/2026 (c)(d)	3.80	8,230,000	8,229,837
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 3/1/2027 (c)(d)	3.80	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 5/13/2026 (c)(d)	3.80	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.8% 5/22/2026 (c)(d)	3.80	67,000,000	67,007,277
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.805% 2/12/2027 (c)(d)	3.80	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.805% 2/25/2027 (c)(d)	3.81	3,000,000	2,999,765
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.805% 4/14/2027 (c)(d)	3.81	4,000,000	3,999,400
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 3/30/2026 (c)(d)	3.81	5,000,000	5,001,160
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 6/10/2027 (c)(d)	3.81	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 6/22/2026 (c)(d)	3.81	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 6/24/2026 (c)(d)	3.81	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 6/25/2026 (c)(d)	3.81	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 6/26/2026 (c)(d)	3.81	45,000,000	44,998,596
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.81% 6/26/2026 (c)(d)	3.81	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 3.815% 2/18/2027 (c)(d)	3.81	2,000,000	2,000,060
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.82% 4/10/2026 (c)(d)	3.82	6,000,000	6,000,736
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.82% 4/15/2026 (c)(d)	3.82	7,000,000	7,000,866
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.82% 4/24/2026 (c)(d)	3.82	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.83% 6/21/2027 (c)(d)	3.83	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.83% 6/22/2027 (c)(d)	3.83	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 2/12/2026 (c)(d)	3.84	6,000,000	6,000,183
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 2/17/2026 (c)(d)	3.84	209,000,000	209,033,774
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 2/2/2026 (c)(d)	3.84	25,000,000	25,002,607
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 2/20/2026 (c)(d)	3.84	6,000,000	6,000,254
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 2/5/2027 (c)(d)	3.84	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 2/9/2026 (c)(d)	3.84	8,000,000	8,000,181
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 4/16/2027 (c)(d)	3.84	5,215,000	5,216,500
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 4/23/2027 (c)(d)	3.84	4,000,000	4,001,040
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 9/10/2027 (c)(d)	3.84	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 9/7/2027 (c)(d)	3.84	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.84% 9/8/2027 (c)(d)	3.84	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 3.845% 1/6/2027 (c)(d)	3.84	2,000,000	2,001,365
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.85% 1/16/2026 (c)(d)	3.85	6,000,000	6,000,107
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.85% 8/21/2026 (c)(d)	3.85	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.85% 9/10/2026 (c)(d)	3.85	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.85% 9/4/2026 (c)(d)	3.85	19,000,000	19,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.85% 9/9/2026 (c)(d)	3.85	8,860,000	8,860,806
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 3.855% 9/25/2026 (c)(d)	3.85	50,000,000	50,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 3.915% 1/2/2026 (c)(d)	3.915	13,000,000	13,000,001
Freddie Mac Discount Notes 0% 1/2/2026	4.02	34,000,000	33,996,251
Freddie Mac Discount Notes 0% 2/18/2026	3.84	5,000,000	4,974,666
Freddie Mac U.S. SOFR Index + 0.08%, 3.79% 11/5/2026 (c)(d)	3.79	64,000,000	64,000,000
Freddie Mac U.S. SOFR Index + 0.09%, 3.8% 1/26/2026 (c)(d)	3.80	114,000,000	114,000,225
Freddie Mac U.S. SOFR Index + 0.1%, 3.81% 2/9/2026 (c)(d)	3.81	8,000,000	8,000,073
Freddie Mac U.S. SOFR Index + 0.11%, 3.82% 3/5/2026 (c)(d)	3.82	39,000,000	39,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 3.82% 5/7/2026 (c)(d)	3.82	24,000,000	24,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 3.825% 4/2/2026 (c)(d)	3.82 to 3.83	69,000,000	69,000,210
Freddie Mac U.S. SOFR Index + 0.14%, 3.85% 10/16/2026 (c)(d)	3.85	61,000,000	61,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.85% 9/23/2026 (c)(d)	3.85	76,000,000	76,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.85% 9/4/2026 (c)(d)	3.85	26,000,000	26,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $8,022,330,579)			8,022,330,579

U.S. Treasury Obligations - 39.3%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/13/2026	3.86 to 3.95	609,000,000	608,218,433
US Treasury Bills 0% 1/15/2026	3.84 to 3.92	29,000,000	28,956,447
US Treasury Bills 0% 1/2/2026	3.87 to 4.24	621,000,000	620,931,565
US Treasury Bills 0% 1/20/2026	3.86 to 4.23	501,000,000	499,985,149
US Treasury Bills 0% 1/22/2026	3.85 to 4.20	306,000,000	305,292,961
US Treasury Bills 0% 1/27/2026	3.85 to 3.88	270,000,000	269,257,646
US Treasury Bills 0% 1/29/2026	3.64 to 4.22	320,000,000	319,079,535
US Treasury Bills 0% 1/6/2026	3.84 to 4.27	242,500,000	242,369,915
US Treasury Bills 0% 1/8/2026	3.87 to 4.23	596,000,000	595,540,061
US Treasury Bills 0% 12/24/2026	3.50 to 3.53	41,000,000	39,622,178
US Treasury Bills 0% 2/10/2026	3.82 to 3.94	203,000,000	202,146,830
US Treasury Bills 0% 2/12/2026	3.82 to 4.06	354,900,000	353,308,850
US Treasury Bills 0% 2/17/2026	3.82 to 3.86	131,000,000	130,348,561
US Treasury Bills 0% 2/19/2026	3.83	359,000,000	357,145,615
US Treasury Bills 0% 2/24/2026	3.61 to 3.79	290,000,000	288,431,225
US Treasury Bills 0% 2/26/2026	3.78	200,000,000	198,834,889
US Treasury Bills 0% 2/3/2026	3.60 to 3.85	511,000,000	509,310,436
US Treasury Bills 0% 2/5/2026	3.81	18,000,000	17,934,024
US Treasury Bills 0% 3/10/2026	3.78 to 3.82	327,000,000	324,673,153
US Treasury Bills 0% 3/12/2026	3.82 to 3.87	62,000,000	61,541,945
US Treasury Bills 0% 3/17/2026	3.80 to 3.82	216,000,000	214,309,021
US Treasury Bills 0% 3/19/2026	3.79 to 4.12	116,300,000	115,366,451
US Treasury Bills 0% 3/24/2026	3.80	69,200,000	68,608,917
US Treasury Bills 0% 3/26/2026	3.78 to 3.81	182,200,000	180,623,651
US Treasury Bills 0% 3/3/2026	3.60 to 3.83	309,800,000	308,001,956
US Treasury Bills 0% 3/5/2026	3.76 to 4.05	161,000,000	159,945,746
US Treasury Bills 0% 4/2/2026	3.60 to 3.81	312,000,000	309,183,588
US Treasury Bills 0% 4/21/2026	3.58 to 3.60	140,000,000	138,483,894
US Treasury Bills 0% 4/28/2026	3.60	255,000,000	252,053,713
US Treasury Bills 0% 4/9/2026	3.77	30,000,000	29,697,833
US Treasury Bills 0% 5/21/2026	3.78	150,000,000	147,835,833
US Treasury Bills 0% 5/28/2026	3.74	100,000,000	98,501,417
US Treasury Bills 0% 5/5/2026	3.58	250,000,000	247,074,583
US Treasury Bills 0% 5/7/2026	3.77	150,000,000	148,057,500
US Treasury Bills 0% 7/2/2026	3.56	92,000,000	90,381,056
US Treasury Bills 0% 7/9/2026	4.10	28,000,000	27,420,820
US Treasury Bills 0% 8/6/2026	3.91	45,000,000	43,980,251
US Treasury Bonds Inflation-Indexed 2% 1/15/2026	5.19 to 5.24	77,103,970	77,011,133
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	19,000,000	18,941,283
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.14	50,000,000	49,719,651
US Treasury Notes 0.625% 7/31/2026	3.74 to 4.01	36,000,000	35,344,612
US Treasury Notes 0.75% 3/31/2026	4.10 to 4.16	53,000,000	52,575,289
US Treasury Notes 0.75% 4/30/2026	3.80 to 4.07	18,000,000	17,813,818
US Treasury Notes 0.75% 5/31/2026	3.81	13,000,000	12,839,858
US Treasury Notes 0.75% 8/31/2026	3.92 to 3.97	29,000,000	28,405,733
US Treasury Notes 0.875% 9/30/2026	3.85	10,000,000	9,784,783
US Treasury Notes 1.25% 12/31/2026	3.64	5,000,000	4,884,389
US Treasury Notes 1.375% 8/31/2026	3.93	5,000,000	4,917,702
US Treasury Notes 1.625% 2/15/2026	4.15	6,000,000	5,981,847
US Treasury Notes 1.625% 5/15/2026	4.03 to 4.07	40,000,000	39,655,441
US Treasury Notes 1.875% 7/31/2026	4.01	2,000,000	1,976,090
US Treasury Notes 2.125% 5/31/2026	4.02	2,000,000	1,984,894
US Treasury Notes 2.25% 3/31/2026	4.13	6,000,000	5,973,325
US Treasury Notes 2.5% 2/28/2026	4.13	6,000,000	5,984,913
US Treasury Notes 3.75% 8/31/2026	3.96	9,000,000	8,987,588
US Treasury Notes 4.125% 6/15/2026	4.13 to 4.16	45,000,000	44,997,584
US Treasury Notes 4.25% 1/31/2026	4.28	37,000,000	36,999,004
US Treasury Notes 4.25% 11/30/2026	3.58	25,000,000	25,147,953
US Treasury Notes 4.25% 12/31/2026	3.56 to 3.64	40,000,000	40,249,910
US Treasury Notes 4.375% 7/31/2026	3.75 to 4.01	43,000,000	43,146,535
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.16	62,000,000	62,054,123
US Treasury Notes 4.625% 2/28/2026	3.86 to 4.14	36,000,000	36,036,238
US Treasury Notes 4.625% 3/15/2026	4.11	4,000,000	4,003,965
US Treasury Notes 4.625% 6/30/2026	3.77	4,000,000	4,016,498
US Treasury Notes 4.875% 4/30/2026	4.04	10,000,000	10,026,546
US Treasury Notes 4.875% 5/31/2026	4.04 to 4.06	19,000,000	19,061,947
US Treasury Notes Inflation-Indexed 0.625% 1/15/2026	5.19 to 5.22	78,108,240	77,974,521
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,338,952,821)			9,338,952,821

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $24,673,829,400)	24,673,829,400
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(885,608,909)
NET ASSETS - 100.0%	23,788,220,491

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BMO Chicago Branch	3.82	12/2025	1/2026	17,000,000	17,063,136	U.S. Treasuries (including strips)	0.00	11/2026	17,395,262
BofA Securities, Inc.	3.71(f)	12/2025	2/2026	12,000,000	12,076,674	U.S. Treasuries (including strips)	0.88	9/2026	12,278,420
BofA Securities, Inc.	3.87	10/2025	1/2026	22,000,000	22,217,580	U.S. Treasuries (including strips)	0.50 - 0.63	8/2027 - 5/2030	22,601,702
BofA Securities, Inc.	3.71(f)	11/2025	1/2026	4,000,000	4,024,733	U.S. Treasuries (including strips)	0.50 - 4.75	6/2027 - 8/2044	4,096,946
Citigroup Global Capital Markets Inc	3.77(f)	12/2025	2/2026	49,000,000	49,318,146	U.S. Treasuries (including strips)	0.00 - 1.25	7/2026 - 11/2026	50,063,209
Fixed Income Clearing Corp - Goldman	3.83	12/2025	1/2026	206,000,000	206,043,832	U.S. Treasuries (including strips)	1.38 - 4.63	8/2044 - 5/2051	210,164,738
Fixed Income Clearing Corp - Goldman	3.83	12/2025	1/2026	218,000,000	218,046,386	U.S. Treasuries (including strips)	2.75 - 3.25	5/2029 - 5/2042	222,407,314
Fixed Income Clearing Corp - Goldman	3.82	12/2025	1/2026	84,968,000	84,986,032	U.S. Treasuries (including strips)	0.50 - 4.50	6/2027 - 5/2052	86,685,754
Fixed Income Clearing Corp - Mizuho	3.83	12/2025	1/2026	147,000,000	147,031,278	U.S. Treasuries (including strips)	1.63 - 3.88	5/2026 - 8/2033	149,971,926
Fixed Income Clearing Corp - Morgan Stanley	3.85	12/2025	1/2026	168,000,000	168,035,933	U.S. Treasuries (including strips)	4.00 - 4.50	5/2029 - 5/2030	171,396,702
Fixed Income Clearing Corp - Morgan Stanley	3.85	12/2025	1/2026	168,000,000	168,035,933	U.S. Treasuries (including strips)	0.00 - 4.63	10/2026 - 8/2035	171,396,725
Fixed Income Clearing Corp - Morgan Stanley	3.85	12/2025	1/2026	168,000,000	168,035,933	U.S. Treasuries (including strips)	2.63 - 4.25	7/2029 - 11/2034	171,396,731
Fixed Income Clearing Corp - Morgan Stanley	3.85	12/2025	1/2026	118,000,000	118,025,239	U.S. Treasuries (including strips)	1.25 - 4.50	7/2026 - 11/2034	120,385,804
Fixed Income Clearing Corp - Natwest	3.85	12/2025	1/2026	2,000,000	2,000,428	U.S. Treasuries (including strips)	4.00	7/2029	2,040,448
Fixed Income Clearing Corp - Nomura	3.83	12/2025	1/2026	160,000,000	160,034,044	U.S. Treasuries (including strips)	1.88 - 4.63	7/2026 - 2/2032	163,234,799
JP Morgan Securities, LLC	3.73(f)	12/2025	1/2026	468,000,000	469,503,190	U.S. Treasuries (including strips)	1.75	1/2029	478,391,273
JP Morgan Securities, LLC	3.82	12/2025	1/2026	4,982,647,000	4,983,704,428	U.S. Treasuries (including strips)	0.63 - 4.63	6/2027 - 11/2044	5,083,378,518
NatWest Market Securities Inc	3.77	12/2025	1/2026	33,000,000	33,024,191	U.S. Treasuries (including strips)	4.13	1/2027	33,670,585
NatWest Market Securities Inc	3.84	12/2025	1/2026	8,000,000	8,001,707	U.S. Treasuries (including strips)	3.63	8/2029	8,161,803
SMBC Nikko Securities America Inc	3.85	12/2025	1/2026	63,000,000	63,013,475	U.S. Treasuries (including strips)	2.25 - 4.63	8/2026 - 5/2031	64,273,764
Total Repurchase Agreements				7,098,615,000	7,102,222,298				7,243,392,423

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$213,931,000 due 01/02/2026 at 3.82%
Citigroup Global Capital Markets Inc	154,335,000
HSBC Securities Inc (USA)	59,596,000
213,931,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $7,312,546,000) - See accompanying schedule: Unaffiliated issuers (cost $24,673,829,400)		$24,673,829,400
Cash		89,000,128
Receivable for fund shares sold		4,921,551
Interest receivable		31,991,080
Receivable from investment adviser for expense reductions		1,206,789
Total assets		24,800,948,948
Liabilities
Payable for investments purchased
Regular delivery	$993,193,994
Delayed delivery	11,000,000
Payable for fund shares redeemed	3,280,453
Distributions payable	1,283,167
Accrued management fee	3,970,843
Total liabilities		1,012,728,457
Net Assets		$23,788,220,491
Net Assets consist of:
Paid in capital		$23,787,652,377
Total accumulated earnings (loss)		568,114
Net Assets		$23,788,220,491
Net Asset Value, offering price and redemption price per share ($23,788,220,491 ÷ 23,784,768,406 shares)		$1.00
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Interest		$465,816,613
Expenses
Management fee	$22,361,257
Independent trustees' fees and expenses	238,446
Total expenses before reductions	22,599,703
Expense reductions	(7,037,209)
Total expenses after reductions		15,562,494
Net Investment income (loss)		450,254,119
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	41,288
Total net realized gain (loss)		41,288
Net increase in net assets resulting from operations		$450,295,407
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$450,254,119	$1,002,047,766
Net realized gain (loss)	41,288	184,856
Net increase in net assets resulting from operations	450,295,407	1,002,232,622
Distributions to shareholders	(450,018,096)	(1,002,104,799)

Share transactions
Proceeds from sales of shares	14,773,101,375	27,234,043,917
Reinvestment of distributions	442,510,924	983,383,658
Cost of shares redeemed	(13,235,012,489)	(27,013,557,267)

Net increase (decrease) in net assets and shares resulting from share transactions	1,980,599,810	1,203,870,308
Total increase (decrease) in net assets	1,980,877,121	1,203,998,131

Net Assets
Beginning of period	21,807,343,370	20,603,345,239
End of period	$23,788,220,491	$21,807,343,370

Other Information
Shares
Sold	14,773,101,375	27,234,043,917
Issued in reinvestment of distributions	442,510,924	983,383,658
Redeemed	(13,235,012,489)	(27,013,557,267)
Net increase (decrease)	1,980,599,810	1,203,870,308

Financial Highlights
Government Portfolio

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.046	.052	.037	.002	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.020	.046	.052	.037	.002	- B
Distributions from net investment income	(.020)	(.046)	(.052)	(.037)	(.002)	- B
Total distributions	(.020)	(.046)	(.052)	(.037)	(.002)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.06%	4.66%	5.37%	3.75%	.16%	.02%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.20% G	.21%	.21%	.21%	.22%	.22%
Expenses net of fee waivers, if any	.14 % G	.14%	.14%	.14%	.08%	.09%
Expenses net of all reductions, if any	.14% G	.14%	.14%	.14%	.08%	.09%
Net investment income (loss)	4.05% G	4.55%	5.24%	3.80%	.16%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$23,788,220	$21,807,343	$20,603,345	$17,851,004	$13,666,605	$12,100,283

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2025

1. Organization.
Government Portfolio (the Fund) is a fund of The North Carolina Capital Management Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. The Fund is authorized to issue an unlimited number of shares.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$24,673,829,400

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services. Effective November 1, 2025, the Fund pays a monthly management fee that is based on a graduated series of annual rates ranging from .195% and .205% of average net assets. Prior to November 1, 2025, the Fund paid a monthly management fee that was based on an annual rate of .205% of average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. For the period, the annualized management fee rate was .201% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate Distribution and Service plan. The Fund does not pay any fees for these services. The investment adviser pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Distribution and Service fee from the management fee paid by the Fund that is based on a graduated series of rates ranging from .06% to .065% of average net assets. For the period, the investment adviser paid FDC $7,113,236 on behalf of the Fund, all of which was paid to the Capital Management of the Carolinas LLC.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .14% of average net assets. This reimbursement will remain in place through October 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as interest expense, are excluded from this reimbursement. This reimbursement reduced the Fund's expenses by $7,037,209.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts
Government Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through the Board's Audit Committee. All of the Independent Trustees are members of the Audit Committee.
At its October 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts, including an amended and restated management contract and the existing sub-advisory agreements. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits realized by Fidelity from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows; and (v) whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year and the factors may have been weighted differently by individual Trustees. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have other investment choices available to them, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board also considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of, and coordination with, third party service providers, principally Capital Management of the Carolinas, LLC (CMC), the fund's regional distributor, as well as third parties acting as the fund's custodian, sub-custodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).
In addition to reviewing the absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board noted that the fund's performance is also influenced by the investment parameters imposed by the laws of North Carolina, which restrict the flexibility of the fund when compared to other funds in its Lipper universe. For example, unlike other institutional money market funds, the fund may not engage in reverse repurchase agreements or invest in certain certificates of deposit and repurchase agreements that are backed by collateral other than U.S. government securities, the use of which might increase yield.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expenses, the Board considered the fund's all-inclusive (subject to certain limited exceptions) management fee rate and other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group and asset-sized peer group for 2024. The Board considered that the fund has an all-inclusive management fee that covers substantially all of the fund's expenses. Further, the information provided to the Board indicated that the total expenses of the fund ranked below the competitive median of the total peer group and asset-sized peer group for 2024.
The Board also considered Fidelity's proposal to amend the fund's management contract to add a breakpoint to the management fee rate on assets in excess of $25 billion. The Board noted that no other terms of the management contract will change and that there will be no changes to the services provided to the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or sub-advised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that the management fee charged by Fidelity to the fund is among the lowest in the Fidelity complex.
Based on its review, the Board concluded that the fund's proposed management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for the fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board considered whether there were any potential fall-out benefits that FMR derives from its relationship with the fund. The Board concluded that FMR did not derive any fall-out benefits and that any potential fall-out benefits would be de minimis.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the fund, whether the fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.
The Board concluded that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund profitability of other funds advised by FMR; (ii) information available on the profitability of other financial services firms; (iii) any potential economies of scale that may have been realized as a result of the growth in the Government Portfolio's assets over the past two years; (iv) Fidelity's and its vendors' use of artificial intelligence; (v) portfolio manager structure, compensation and other personnel matters; (vi) the impact of certain of the SEC's regulatory initiatives on FMR's business operations and management of the fund; and (vii) information on any technology improvements relevant to the fund.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all the surrounding circumstances, that the fund's proposed amended and restated management contract should be approved, and that the fund's Advisory Contracts should be renewed through October 31, 2026.

1.540079.128
NCX-SANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the North Carolina Capital Management Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the North Carolina Capital Management Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026